Other current assets	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of other non-current assets [text block]
14.	Other current assets

The composition of other current assets as of 30 June 2023 and 31 December 2022 is as follows (in thousands):

	30 June 2023	31 December 2022
Prepaid expenses	22,630	20,601
Value-added tax	7,691	6,468
Proceeds receivable from Convertible Bonds	-	3,520
Derivative asset	-	851
Other short-term receivables	4,667	1,509
	34,988	32,949